Warrants - Schedule of Warrants Outstanding (Details) - USD ($)	Jun. 30, 2023	Mar. 15, 2023	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding	$ 17,404,967		$ 16,857,714			$ 69,714
SeaStar Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	69,714		69,714			69,714
Public Stockholders Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	10,350,000		10,350,000		$ 10,350,000	0
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	5,738,000		5,738,000	$ 6,688		0
PIPE Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	700,000		700,000	$ 700,000		$ 0
Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	$ 547,253	$ 328,352	$ 0